Label	Element	Value
T. Rowe Price Spectrum Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Spectrum Conservative Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective(s) by investing in a diversified portfolio typically consisting of approximately 40% of its net assets in stocks; 50% of its net assets in bonds, money market securities, and cash reserves; and 10% of its net assets in alternative investments. The fund may invest up to 40% of its net assets in foreign securities, including international stocks and non-U.S. dollar denominated bonds. Domestic stocks are generally selected from the overall U.S. stock market. International stocks are selected primarily from large companies in developed markets but may also include investments in emerging markets. Bonds, which may be issued by U.S. or foreign issuers and issued with fixed or floating interest rates, are primarily rated investment grade (i.e., assigned one of the four highest credit ratings by credit rating agencies) and are chosen across the entire government, corporate, and mortgage-backed securities markets. Maturities generally reflect the adviser’s outlook for interest rates. The fund’s exposure to alternative investments may be made through hedge funds or other private or registered investment companies, including other T. Rowe Price Funds. The fund also gains exposure to stocks and fixed income securities, as well as specific asset classes, through the use of futures, options, or by investing in other T. Rowe Price mutual funds and/or exchange-traded funds.

The adviser may decide to overweight or underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the fund’s allocation to the broad asset classes are within the following ranges, each as a percentage of the fund’s net assets: stocks (30-50%); bonds, money markets securities, and cash reserves (40-60%); and alternative investments (0-15%). When deciding upon allocations within these prescribed limits, the adviser may favor stocks when strong economic growth is expected and may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The adviser may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s use of options and allocations to alternative investments.

When selecting particular stocks, the adviser examines relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, small- to large- cap stocks, and stocks of companies involved in activities related to commodities and other real assets. This process draws heavily upon the adviser’s proprietary stock research expertise. While the fund maintains a diversified portfolio, its portfolio manager may, at any particular time, shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield or “junk” bonds, mortgage- and asset-backed securities, foreign bonds, and emerging markets bonds), the adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

The fund may invest in alternative investments, including hedge funds and other private or registered investment companies that, in the opinion of the adviser, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less correlated to movements in the major equity and bond markets. This is expected to enhance the fund’s overall diversification and offer potentially greater downside protection for the fund than more typical equity or fixed income investments.

The fund may use a variety of derivatives, such as futures, options, foreign exchange currency contracts (forwards), and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund’s use of options typically involves writing (i.e., selling) call options on indexes in an effort to enhance risk-adjusted returns, although the fund may buy or sell options for other purposes. The fund may also use credit default swaps (CDS), credit default swaps index (CDX), equity options, index futures, interest rate future options, interest rate futures, and interest rate swaptions.

CDS are primarily used in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. CDX allows an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Equity options are primarily used to create or hedge equity exposure. Index futures are typically used as an efficient means of gaining exposure to a particular segment of the market, as well as to serve as a cash management tool and to enhance the fund’s returns. Interest rate futures, interest rate future options, and interest rate swaptions are typically used to manage cash flow, manage the fund’s exposure to interest rate changes, or to adjust portfolio duration.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the six months ended 6/30/24 was 5.23%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.70%	Worst Quarter	3/31/20	-11.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Spectrum Conservative Allocation Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Spectrum Conservative Allocation Fund | Market conditions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions).

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Spectrum Conservative Allocation Fund | Stock investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price Spectrum Conservative Allocation Fund | Fixed income markets
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

T. Rowe Price Spectrum Conservative Allocation Fund | Interest rates
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

T. Rowe Price Spectrum Conservative Allocation Fund | Prepayments and extensions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Prepayments and extensions: The fund is subject to prepayment risks because the principal on mortgage-backed securities, asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

T. Rowe Price Spectrum Conservative Allocation Fund | International investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

International investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

T. Rowe Price Spectrum Conservative Allocation Fund | Emerging markets
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

T. Rowe Price Spectrum Conservative Allocation Fund | Derivatives
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives: The use of derivatives exposes the fund to additional volatility and potential losses. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based, including liquidity risk, valuation risk, correlation risk, market risk, interest rate risk, leverage risk, counterparty and credit risk, operational risk, management risk, legal risk, and regulatory risk. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Certain derivatives are also subject to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The use of derivatives includes the risk of potential operational issues, such as settlement issues. Derivatives are exposed to legal risks, such as the legality or enforceability of a contract. The adviser may not be able to accurately predict the direction of prices, economic factors, or other associated risks which could cause loss in value or impair the fund’s efforts to reduce overall volatility. New regulations may make derivatives more costly, limit availability, or otherwise affect their value or performance.

T. Rowe Price Spectrum Conservative Allocation Fund | Hedge funds
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Hedge funds: An investment in a hedge fund is considered an illiquid investment by the fund, is not subject to the same regulatory requirements as mutual funds and other registered investment companies, and could underperform comparable hedge funds with similar strategies. Hedge funds are not required to provide periodic pricing or valuation information to investors, and often engage in leveraging, short-selling, commodities investing, and other speculative investment practices that may increase the risk of investment loss. Their underlying holdings are not as transparent to investors or typically as diversified as those of traditional mutual funds and the redemption rights of an investor, such as the fund, are typically limited. All of these factors make investments in hedge funds more difficult to value and monitor when compared with more traditional investments, and increase the fund’s overall liquidity risks.

T. Rowe Price Spectrum Conservative Allocation Fund | Alternative investments
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Alternative investments: The fund’s exposure to alternative investments may prove to be more correlated to the broad markets or the remainder of the fund’s portfolio than anticipated and thus may not realize the intended benefits of such investments.

T. Rowe Price Spectrum Conservative Allocation Fund | Credit quality
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

T. Rowe Price Spectrum Conservative Allocation Fund | Liquidity
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity: The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

T. Rowe Price Spectrum Conservative Allocation Fund | Investments in other funds
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Investments in other funds: The fund bears the risk that its underlying funds will fail to successfully employ their investment strategies. One or more underlying fund’s underperformance or failure to meet its investment objective(s) as intended could cause the fund to underperform similarly managed funds.

T. Rowe Price Spectrum Conservative Allocation Fund | Active management
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Spectrum Conservative Allocation Fund | Cybersecurity breaches
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Spectrum Conservative Allocation Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index	[1]
T. Rowe Price Spectrum Conservative Allocation Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%	[2]
T. Rowe Price Spectrum Conservative Allocation Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[3]
Label	rr_AverageAnnualReturnLabel	Combined Index Portfolio	[3]
T. Rowe Price Spectrum Conservative Allocation Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%	[2]
T. Rowe Price Spectrum Conservative Allocation Fund | Morningstar Moderately Conservative Target Risk Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Morningstar Moderately Conservative Target Risk Index
T. Rowe Price Spectrum Conservative Allocation Fund | Morningstar Moderately Conservative Target Risk Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.89%
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[2]
T. Rowe Price Spectrum Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Conservative Funds Index
T. Rowe Price Spectrum Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%	[2]
T. Rowe Price Spectrum Conservative Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[4]
Management fees	rr_ManagementFeesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[5]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.67%	[5]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2014	rr_AnnualReturn2014	4.50%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	6.27%
Annual Return 2017	rr_AnnualReturn2017	12.79%
Annual Return 2018	rr_AnnualReturn2018	(3.02%)
Annual Return 2019	rr_AnnualReturn2019	15.11%
Annual Return 2020	rr_AnnualReturn2020	11.70%
Annual Return 2021	rr_AnnualReturn2021	7.10%
Annual Return 2022	rr_AnnualReturn2022	(13.64%)
Annual Return 2023	rr_AnnualReturn2023	11.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.23%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.70%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.16%)
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1994
T. Rowe Price Spectrum Conservative Allocation Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	4.29%
10 Years	rr_AverageAnnualReturnYear10	3.44%
T. Rowe Price Spectrum Conservative Allocation Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	3.41%
T. Rowe Price Spectrum Conservative Allocation Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[5]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.56%	[5]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	$ 701
1 Year	rr_AverageAnnualReturnYear01	12.05%
5 Years	rr_AverageAnnualReturnYear05	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2016

[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 3/23/16.
[3]	Combined Index Portfolio is a blended benchmark composed of 40% stocks (28% Russell 3000 Index and 12% MSCI All Country World Index ex USA Net), 40% bonds (Bloomberg U.S. Aggregate Bond Index), and 20% money market securities (FTSE 3-Month Treasury Bill Index) as of 5/31/24. The indices and percentages may vary over time.
[4]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[5]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[6]

T. Rowe Price Associates, Inc., permanently waives a portion of the fund’s management fee in order to ensure that the fund’s management fee does not duplicate the management fees of each underlying fund.